Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other current assets [abstract]
VAT Receivable	$ 508	$ 588
Withholding tax recoverable	108	99
Prepaid expenses - third party	898	811
Prepaid expenses - associated companies		1
Receivables associated companies	1	2
Other receivables and current assets	1,165	1,360
Total other current assets	$ 2,680	$ 2,861